Disclosure of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Silver	$ 33,145	$ 34,475
Gold	28,186	27,270
Lead	2,741	1,808
Zinc	3,853	2,318
Ore processing revenue	0	410
Smelter and refining charges	(4,179)	(5,278)
Impact of change in functional currency	0	878
Revenue	$ 63,746	$ 61,881